Share Capital and Reserves	12 Months Ended
Dec. 31, 2024
Share Capital and Reserves [Abstract ]
Share capital and reserves

NOTE 20: Share capital and reserves

At December 31, 2024 and 2023, the Company’s share capital was represented by the following number of shares, adjusted for the 1-for-10 reverse stock split that took place in November 2023. Only one class of shares (common shares) exists and they have no par value.

For the Years ended December 31	2024	2023
Common shares	49,497,334	27,288,093
Total outstanding shares	49,497,334	27,288,093

In March 2023, the Company completed a registered public offering of 10.75 million shares at a price to the public of $4 per share for total gross proceeds of $43.0 million before deducting commissions and offering expenses of $3.4 million. As a result, the Company’s share capital has increased from €123,539,165.19 to €163,471,629.58, and the number of issued and outstanding shares has increased from 16,288,093 to 27,038,093 ordinary shares.

On August 23, 2023, the Company and Exact Sciences Corporation amended their existing Oncotype DX GPS prostate cancer business asset purchase agreement, deferring the Company’s initial earnout payment by 3 years, from 2024 to 2027. As part of this amendment, the Company issued Exact Sciences 250,000 of the Company’s shares. As a result of this issuance, the Company’s share capital increased from €163,471,629.58 to €164,302,752.89 and the number of issued and outstanding shares has increased from 27,038,093 to 27,288,093 ordinary shares.

On September 25, 2024, the Company priced a registered public offering of 20 million shares at a price to the public of $2 per Ordinary Share for total gross proceeds of $40.0 million before deducting commissions and estimated offering expenses. On October 28, 2024, the underwriters exercised their overallotment option to purchase an additional 2,209,241 shares, providing mdxhealth with an additional $4.4 million in gross proceeds. As a result of this issuance, the Company’s share capital increased from €164,302,752.89 to €204,245,492.10 and the number of issued and outstanding shares has increased from 27,288,093 to 49,497,334 ordinary shares.

Thousands of $	Share Capital	Issuance Premium
As of January 1, 2023	133,454	153,177
March 2023 – Issuance of 10,750,000 shares (*)	39,599
August 2023 – Issuance of 250,000 shares	878
As of December 31, 2023	173,931	153,177
Sept/Oct 2024 – Issuance of 22,209,241 shares (*)	40,739
As of December 31, 2024	214,670	153,177

(*)	net of expenses

The capital stock and the issuance premium amounted to the following:

For the Years ended December 31 Thousands of $	2024	2023
Share Capital as per statutory accounts	236,215	192,297
Capital increase costs	(22,045)	(18,366)
Share capital under IFRS	214,670	173,931
Issuance premium	153,177	153,177
Share capital and issuance premium	367,847	327,108

The history of the Share Capital can be found in “General Information; Capital and Shares”.

By virtue of the resolution of the extraordinary general shareholders’ meeting of the Company held on May 27, 2021, which entered into force on June 1, 2021, the board of directors of the Company has been granted certain powers to increase the Company’s share capital in the framework of the authorized capital. The powers under the authorized capital have been set out in article 6 of the Company’s articles of association.

Pursuant to the authorization granted by the extraordinary general shareholders’ meeting of June 30, 2023, the board of directors was authorized to increase the share capital of the Company on one or several occasions by a maximum aggregate amount of €163,471,629.58 (excluding issue premium, as the case may be) for a period of 5 years as from July 7, 2023.

The board of directors has used its powers under the authorized capital on the occasion of the amendment of its agreement with Exact Sciences, by issuing 250,000 new shares to Exact Sciences in October 2023 as well as by issuing 22,209,241 new shares in September and October 2024 in conjunction with the registered public offering detailed above. As a result, the board of directors therefore still has the authority under the authorized capital to increase the Company’s share capital with an aggregate amount of €122,697,767.06 (excluding issue premium, as the case may be).

In addition to the outstanding shares of the Company:

●	a total of 4,060,000 subscription rights of the Company have been created, of which 3,389,750 subscription rights have been granted as of December 31, 2024, which entitles their holders (assuming all subscription rights are granted and exercised) to subscribe to a total of 2,985,468 new shares with voting rights (see Note 22 for further details). The remaining 670,250 subscription rights have not yet been granted and are currently still managed by the Company’s board of directors;

●	1,000,000 ordinary shares may be issuable upon the exercise of outstanding warrants issued to Genomic Health, Inc. at an exercise price of $5.265 per ordinary share

●	under the credit agreement entered into by the Company and OrbiMed in May 2024, OrbiMed has the right to convert 1,243,060 warrants into shares at a conversion price per share equal to $2.2459 (see Note 15 for further details).

●	ordinary shares we may issue as a portion of earnout amounts due under the agreement pursuant to which the Company acquired the GPS prostate cancer business.